Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 155,476	$ 72,890	$ 1,256,429
Accounts receivable	41,635	119,239	59,331
Prepaid expenses	55,676	23,861	782,900
Total current assets	252,787	215,990	2,098,660
Property and equipment, net	48,133	1,908	3,395
Rental vehicles, net	8,783,269	6,196,433	4,737,047
Right of use asset	239,513		164,080
Other assets	200,000	200,000	200,000
TOTAL ASSETS	9,523,702	6,614,331	7,203,182
Current Liabilities:
Accounts payable (including $110,762, $590,176 and 394,183 to related party)	1,150,690	1,157,299	545,254
Accrued expenses (including $0 and $171,665 to related party December 31, 2020 and 2019)	253,928	961,704	405,977
Notes payables, current (net of discount of $184, $1,973 and $32,289)	639,370	666,132	287,378
Customer deposit - related party	275,000	150,000
Advance from related parties	569,281	100,000
Finance lease obligations, current	2,091,533	1,426,425	1,416,446
Operating lease obligations, current	128,673
Total current liabilities	5,108,475	4,461,560	2,655,055
Note payable, net of current portion	149,414	149,414
Finance lease obligations, net of current portion	2,348,901	926,453	984,119
Operating lease obligations, net of current portion	122,894
TOTAL LIABILITIES	7,729,684	5,537,427	3,639,174
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock, $0.000001 par value; 10,000,000 shares authorized; nil shares issued and outstanding
Common stock, $0.000001 par value; 90,000,000 shares authorized; 35,127,524 and 31,981,374 shares issued and outstanding	35	32	29
Additional paid-in capital	34,885,638	29,750,864	28,735,894
Accumulated deficit	(33,091,655)	(28,673,992)	(25,171,915)
Total stockholders' equity	1,794,018	1,076,904	3,564,008
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 9,523,702	$ 6,614,331	$ 7,203,182